Current Assets - Trade And Other Receivables - Additional Information (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets [Line Items]
Trade receivables past due but not impaired	$ 2,143,889	$ 263,421
Financial assets past due but not impaired [member] | Trade receivables [member]
Current Assets [Line Items]
Trade receivables past due but not impaired	$ 25,155	$ 23,452